MARKETABLE SECURITIES (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended		28 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended			4 Months Ended		0 Months Ended
	Apr. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2013 Amicor common stock	Dec. 31, 2012 Amicor common stock	Jan. 31, 2013 Amicor common stock	Dec. 31, 2013 Amicor common stock	Jan. 31, 2012 Amicor common stock	May 31, 2013 Valor Gold common stock	May 24, 2012 Valor Gold common stock	Jan. 26, 2012 Sale of Uranium Exploration Properties Amicor
Marketable securities
Cost				$ 0		$ 0				$ 0	$ 0		$ 83,333
Gross Unrealized Gains				0
Gross Unrealized Losses				0
Realized Gain from Sale of Securities		0	1,656,333	1,656,333	1,490,600
Fair Value				0		0
Cost basis of marketable securities - trading sold	100,000
Net proceeds generated							151,333	1,490,600	1,641,933			1,505,000
Net proceeds generated from sale of marketable securities-trading	119,702					3,266,635
Realized gain - trading securities					$ 19,702	$ 19,702
Number of restricted shares of common stock received														10,000,000
Shares sold							1,513,333	8,486,667	10,000,000			25,000,000